SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 Item
Basis of presentation
Exchange rate	6.9430
Advertising expenses of continuing operations | ¥	¥ 1,857	¥ 1,858	¥ 4,435
Basis of consolidation
Number of deconsolidated schools | Item				3
Minimum [Member]
Basis of presentation
Original maturity period of term deposits	3 months
Basis of consolidation
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1 year
Maximum [Member]
Basis of presentation
Original maturity period of term deposits	12 months
Basis of consolidation
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years